Basis of preparation, significant accounting policies, and future accounting changes (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Estimated vanadium price description	estimated vanadium price of $6.68 per pound for 2024, increasing to $8.50 per pound for 2027 onwards
Estimated ilmenite price description	An estimated ilmenite price of $200 per tonne for 2024 was used, increasing to $213 per tonne in 2027 onwards.
Real weighted average cost of capital percentage	10.50%
Estimated recoverable amount maximum limit to exclude impairment charge	estimated recoverable amount exceeded its carrying amount of $7,370 and no impairment charge was required.
Machinery and equipment [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	10 to 30 years
Office equipment [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	5 years
Depreciation method, property, plant and equipment	straight-line method
Computers [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	3 years
Depreciation method, property, plant and equipment	straight-line method
Vehicles [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	declining balance method
Depreciation rate, property, plant and equipment	20.00%
Intellectual property [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, intangible assets other than goodwill	10 years
Software [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, intangible assets other than goodwill	5 years